Schedule of Investments (unaudited) March 31, 2021	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Ansell Ltd.	535,022	$15,994,430

Canada — 4.3%
TELUS Corp.	1,488,381	29,644,447

Denmark — 3.9%
Novo Nordisk A/S, Class B	400,601	26,993,940

Finland — 1.5%
Kone OYJ, Class B	124,815	10,201,893

France — 16.1%
EssilorLuxottica SA	167,775	27,331,706
LVMH Moet Hennessy Louis Vuitton SE	40,332	26,939,800
Sanofi	360,145	35,612,633
Schneider Electric SE	135,861	20,696,403

		110,580,542

India — 2.1%
HDFC Bank Ltd.(a)	630,294	12,901,954
Jasper Infotech Private Ltd., Series I, (Acquired 05/07/14, Cost: $3,948,600)(b)(c)	5,300	1,262,301

		14,164,255

Netherlands — 3.1%
Koninklijke Philips NV(a)	369,775	21,086,548

Singapore — 4.8%
DBS Group Holdings Ltd.	710,300	15,229,812
United Overseas Bank Ltd.	916,400	17,670,045

		32,899,857

Spain — 6.8%
Amadeus IT Group SA(a)	435,542	31,022,821
Bankinter SA	2,232,690	15,537,345

		46,560,166

Taiwan — 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,333,000	28,071,905

United Kingdom — 39.2%
AstraZeneca PLC	354,393	35,371,424
BAE Systems PLC	3,599,916	25,070,041
British American Tobacco PLC	470,273	17,875,283
Diageo PLC	751,751	30,883,031
Ferguson PLC	268,629	32,089,054
Prudential PLC	1,295,155	27,590,063
Reckitt Benckiser Group PLC	374,945	33,561,419
RELX PLC	1,328,636	33,334,270
Unilever PLC	587,018	32,755,447

		268,530,032

United States — 8.3%
Estee Lauder Cos., Inc., Class A(d)	45,807	13,322,966

Security	Shares	Value

United States (continued)
Otis Worldwide Corp.(e)	273,471	$18,719,090
Visa, Inc., Class A(d)(e)	116,247	24,612,977

		56,655,033

Total Common Stocks — 96.5% (Cost: $553,958,042)		661,383,048

Preferred Securities

Preferred Stocks — 0.6%

China — 0.6%
Xiaoju Kuaizhi, Inc., Series A-17, (Acquired 07/28/15, Cost: $2,106,332)(b)(c)	76,800	4,184,064

Total Preferred Securities — 0.6% (Cost: $2,106,332)		4,184,064

Total Long-Term Investments — 97.1% (Cost: $556,064,374)		665,567,112

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)	5,302,533	5,302,533

Total Short-Term Securities — 0.8% (Cost: $5,302,533)		5,302,533

Total Investments Before Options Written — 97.9% (Cost: $561,366,907)		670,869,645

Options Written — (1.2)% (Premiums Received: $(6,066,333))		(8,143,831)

Total Investments, Net of Options Written — 96.7% (Cost: $555,300,574)		662,725,814

Other Assets Less Liabilities — 3.3%		22,423,375

Net Assets — 100.0%		$685,149,189

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,446,365, representing 0.79% of its net assets as of period end, and an original cost of $6,054,932.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced International Dividend Trust (BGY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$287,381	$5,015,152	(a)	$—	$—	$—	$5,302,533	5,302,533	$436	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Visa, Inc., Class A	161	04/09/21	USD	217.50	USD	3,409	$(15,697)
Estee Lauder Cos., Inc. Class A	140	04/16/21	USD	310.00	USD	4,072	(8,050)
TELUS Corp.	2,282	04/16/21	CAD	27.00	CAD	5,712	(5,448)
Visa, Inc., Class A	69	04/23/21	USD	220.00	USD	1,461	(12,316)
Visa, Inc., Class A	72	04/30/21	USD	230.00	USD	1,524	(8,028)
Visa, Inc., Class A	52	05/07/21	USD	215.00	USD	1,101	(29,380)
Estee Lauder Cos., Inc. Class A	66	05/21/21	USD	300.00	USD	1,920	(53,460)
TELUS Corp.	1,536	05/21/21	CAD	26.00	CAD	3,845	(24,445)
Visa, Inc., Class A	52	05/21/21	USD	220.00	USD	1,101	(22,360)

							$(179,184)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BAE Systems PLC	Credit Suisse International	347,700	04/07/21	GBP	5.04	GBP	1,756	$(36,584)
Ferguson PLC	Credit Suisse International	49,609	04/07/21	GBP	88.04	GBP	4,299	(53,058)
Novo Nordisk A/S, Class B	UBS AG	34,300	04/07/21	DKK	448.07	DKK	14,661	(1,765)
Prudential PLC	Credit Suisse International	304,000	04/07/21	GBP	14.40	GBP	4,697	(441,509)
Reckitt Benckiser Group PLC	Citibank N.A.	62,200	04/07/21	GBP	64.69	GBP	4,039	(81,475)
RELX PLC	Barclays Bank PLC	22,900	04/07/21	EUR	21.45	EUR	490	(5,707)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	406,000	04/07/21	TWD	643.75	TWD	243,958	(1,421)
Ansell Ltd.	Morgan Stanley & Co. International PLC	39,700	04/13/21	AUD	38.89	AUD	1,563	(29,400)
AstraZeneca PLC	Barclays Bank PLC	45,800	04/13/21	GBP	73.49	GBP	3,316	(44,033)
BAE Systems PLC	Credit Suisse International	181,900	04/13/21	GBP	4.98	GBP	919	(30,782)
Bankinter SA	Credit Suisse International	490,000	04/13/21	EUR	5.68	EUR	2,908	(190,196)
DBS Group Holdings Ltd.	Morgan Stanley & Co. International PLC	79,800	04/13/21	SGD	26.17	SGD	2,302	(158,383)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	19,200	04/13/21	EUR	555.58	EUR	10,936	(436,583)
Reckitt Benckiser Group PLC	UBS AG	45,300	04/13/21	GBP	60.83	GBP	2,941	(262,958)
RELX PLC	Credit Suisse International	110,000	04/13/21	EUR	20.56	EUR	2,353	(118,454)
Sanofi	Barclays Bank PLC	21,500	04/13/21	EUR	78.85	EUR	1,813	(139,986)
Diageo PLC	Credit Suisse International	134,000	04/14/21	GBP	30.29	GBP	3,993	(48,195)
Schneider Electric SE	Morgan Stanley & Co. International PLC	54,800	04/14/21	EUR	127.34	EUR	7,119	(236,206)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	100,000	04/14/21	SGD	25.59	SGD	2,594	(40,790)
British American Tobacco PLC	Goldman Sachs International	51,300	04/15/21	GBP	25.88	GBP	1,414	(122,700)
Kone OYJ, Class B	UBS AG	42,420	04/15/21	EUR	68.32	EUR	2,957	(94,410)
Novo Nordisk A/S, Class B	Credit Suisse International	77,800	04/15/21	DKK	456.24	DKK	33,254	(6,581)
Unilever PLC	Goldman Sachs International	69,800	04/15/21	GBP	39.27	GBP	2,825	(133,846)
British American Tobacco PLC	Goldman Sachs International	63,400	04/20/21	GBP	26.47	GBP	1,748	(115,901)
Kone OYJ, Class B	Credit Suisse International	35,878	04/20/21	EUR	66.97	EUR	2,501	(128,024)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	54,000	04/20/21	DKK	448.47	DKK	23,081	(15,800)
Sanofi	Goldman Sachs International	84,500	04/20/21	EUR	80.91	EUR	7,125	(376,369)
United Overseas Bank Ltd.	Citibank N.A.	110,000	04/20/21	SGD	25.96	SGD	2,853	(32,259)

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Ansell Ltd.	JPMorgan Chase Bank N.A.	50,000	04/21/21	AUD	37.92	AUD	1,968	$(67,917)
BAE Systems PLC	Goldman Sachs International	347,700	04/21/21	GBP	5.10	GBP	1,756	(40,074)
DBS Group Holdings Ltd.	Goldman Sachs International	64,300	04/21/21	SGD	27.56	SGD	1,855	(61,098)
Ferguson PLC	Credit Suisse International	49,609	04/21/21	GBP	88.04	GBP	4,299	(109,697)
Koninklijke Philips NV	Barclays Bank PLC	85,000	04/21/21	EUR	47.01	EUR	4,133	(193,679)
Ansell Ltd.	Morgan Stanley & Co. International PLC	89,200	04/27/21	AUD	36.01	AUD	3,511	(234,531)
AstraZeneca PLC	Goldman Sachs International	119,700	04/27/21	GBP	73.11	GBP	8,666	(218,097)
Bankinter SA	Credit Suisse International	502,400	04/27/21	EUR	6.05	EUR	2,981	(111,548)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	246,600	04/27/21	SGD	28.12	SGD	7,113	(176,556)
RELX PLC	Credit Suisse International	128,700	04/27/21	EUR	20.51	EUR	2,753	(163,485)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	238,000	04/27/21	TWD	606.64	TWD	143,010	(81,932)
Amadeus IT Group SA	Goldman Sachs International	28,431	04/29/21	EUR	65.21	EUR	1,727	(32,090)
Ansell Ltd.	Goldman Sachs International	108,000	04/29/21	AUD	36.22	AUD	4,251	(273,493)
EssilorLuxottica SA	Goldman Sachs International	37,800	04/29/21	EUR	144.13	EUR	5,251	(49,926)
TELUS Corp.	Credit Suisse International	34,000	04/29/21	CAD	26.00	CAD	851	(4,197)
Unilever PLC	Goldman Sachs International	30,300	04/29/21	GBP	40.34	GBP	1,226	(35,923)
United Overseas Bank Ltd.	Goldman Sachs International	60,400	04/29/21	SGD	25.86	SGD	1,567	(24,145)
Ansell Ltd.	UBS AG	10,900	05/04/21	AUD	37.98	AUD	429	(16,554)
Diageo PLC	Goldman Sachs International	182,500	05/04/21	GBP	31.44	GBP	5,438	(38,962)
Koninklijke Philips NV	UBS AG	78,000	05/04/21	EUR	48.59	EUR	3,793	(120,574)
Amadeus IT Group SA	UBS AG	88,300	05/06/21	EUR	59.27	EUR	5,363	(374,909)
Ansell Ltd.	Morgan Stanley & Co. International PLC	39,700	05/06/21	AUD	39.92	AUD	1,563	(27,895)
Diageo PLC	Morgan Stanley & Co. International PLC	20,600	05/06/21	GBP	31.01	GBP	614	(6,808)
Otis Worldwide Corp.	Barclays Bank PLC	65,500	05/06/21	USD	69.76	USD	4,483	(138,845)
prudential PLC	UBS AG	304,000	05/06/21	GBP	15.92	GBP	4,697	(722,646)
RELX PLC	Credit Suisse International	134,000	05/06/21	EUR	21.43	EUR	2,867	(78,082)
TELUS Corp.	Citibank N.A.	127,100	05/06/21	CAD	26.49	CAD	3,181	(6,349)
Amadeus IT Group SA	UBS AG	35,700	05/11/21	EUR	63.26	EUR	2,168	(81,381)
Bankinter SA	UBS AG	235,500	05/11/21	EUR	5.86	EUR	1,398	(93,376)
British American Tobacco PLC	Credit Suisse International	97,000	05/11/21	GBP	27.84	GBP	2,674	(90,819)
EssilorLuxottica SA	UBS AG	37,700	05/11/21	EUR	138.59	EUR	5,237	(173,844)
Kone OYJ, Class B	UBS AG	15,600	05/11/21	EUR	69.44	EUR	1,087	(31,867)
Reckitt Benckiser Group PLC	UBS AG	45,400	05/11/21	GBP	65.21	GBP	2,948	(84,134)
RELX PLC	UBS AG	88,800	05/11/21	EUR	21.28	EUR	1,900	(62,235)
Sanofi	UBS AG	39,900	05/11/21	EUR	83.46	EUR	3,364	(57,084)
United Overseas Bank Ltd.	Citibank N.A.	233,600	05/11/21	SGD	26.03	SGD	6,059	(60,744)
RELX PLC	Goldman Sachs International	134,000	05/13/21	EUR	21.85	EUR	2,867	(46,028)
Koninklijke Philips NV	Citibank N.A.	40,300	05/14/21	EUR	50.14	EUR	1,960	(25,535)
Otis Worldwide Corp.	Barclays Bank PLC	65,500	05/14/21	USD	67.50	USD	4,483	(274,054)
Unilever PLC	Goldman Sachs International	120,600	05/14/21	GBP	41.78	GBP	4,881	(77,543)
Otis Worldwide Corp.	Barclays Bank PLC	1,000	05/21/21	USD	70.77	USD	68	(1,698)
TELUS Corp.	Goldman Sachs International	126,800	06/01/21	CAD	27.20	CAD	3,174	(10,918)

								$(7,964,647)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$15,994,430	$—	$15,994,430
Canada.	29,644,447	—	—	29,644,447
Denmark	—	26,993,940	—	26,993,940
Finland	—	10,201,893	—	10,201,893
France	—	110,580,542	—	110,580,542
India	—	12,901,954	1,262,301	14,164,255
Netherlands	—	21,086,548	—	21,086,548
Singapore	—	32,899,857	—	32,899,857
Spain	—	46,560,166	—	46,560,166
Taiwan	—	28,071,905	—	28,071,905
United Kingdom	—	268,530,032	—	268,530,032
United States	56,655,033	—	—	56,655,033
Preferred Securities
Preferred Stocks	—	—	4,184,064	4,184,064
Short-Term Securities
Money Market Funds	5,302,533	—	—	5,302,533

	$91,602,013	$573,821,267	$5,446,365	$670,869,645

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(179,184)	$(7,964,647)	$—	$(8,143,831)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

SGD	Singapore Dollar

TWD	New Taiwan Dollar

USD	United States Dollar

4